Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000163518 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000163518 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000163518 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000163518 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000163518 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000163518 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000163518 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
C000163518 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000163518 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000163518 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
C000163518 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163518 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163518 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000163518 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000163518 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163518 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000163518 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000163518 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000163518 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000163518 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163518 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000163518 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055456 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000055456 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000055456 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000055456 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000055456 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000055456 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000055456 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000055456 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000055456 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[2]
C000055456 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2]
C000055456 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055456 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055456 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000055456 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000055456 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055456 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000055456 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000055456 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000055456 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000055456 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055456 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000055456 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055455 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000055455 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000055455 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000055455 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000055455 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000055455 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000055455 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000055455 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000055455 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[3]
C000055455 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[3]
C000055455 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055455 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055455 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000055455 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000055455 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055455 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000055455 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000055455 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000055455 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000055455 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055455 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000055455 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055454 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000055454 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000055454 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000055454 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000055454 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000055454 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000055454 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[4]
C000055454 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000055454 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[4]
C000055454 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[4]
C000055454 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055454 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055454 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000055454 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000055454 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055454 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000055454 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000055454 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000055454 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000055454 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055454 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000055454 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.